PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.1%
Asset-Backed Securities 11.0%
Automobiles 0.1%
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971%	07/29/32		248	$248,377
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,230,754
					1,479,131
Collateralized Loan Obligations 8.0%
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.404(c)	04/15/36	EUR	5,900	6,881,750
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.523(c)	01/15/38		6,000	6,009,299
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.800(c)	03/15/32	EUR	8,250	9,637,604
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,964,149

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	01/20/38		5,750	5,766,708
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.954(c)	10/15/34	EUR	9,000	10,501,464
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	07/15/32	EUR	8,050	9,396,333
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.275(c)	03/25/38		4,000	4,010,078
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.925(c)	01/20/38		5,150	5,156,470
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.065(c)	04/25/39	EUR	5,500	6,420,024
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	10/15/37		5,500	5,514,792
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,446,193
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,427,478
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.238(c)	01/20/37	EUR	9,500	11,103,106
					110,235,448
Consumer Loans 0.6%
Affirm Master Trust, Series 2026-01A, Class E, 144A	6.430	02/15/34		5,000	4,977,062
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,005,790
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,661,038
					8,643,890
Equipment 0.6%
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830	08/20/55		2,000	2,040,364
Series 2025-04A, Class C, 144A	7.112	12/20/55		1,900	1,904,828
Series 2026-01A, Class C, 144A	7.100	04/20/56		1,200	1,197,334

Post Road Equipment Finance LLC, Series 2026-01A, Class E, 144A	7.700	01/17/34		2,300	2,353,882
					7,496,408

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.5%
JPMorgan Mortgage Trust, Series 2026-ACES01, Class M1, 144A	5.609%(cc)	04/25/66		2,000	$1,965,794
Towd Point Mortgage Trust,
Series 2025-CES01, Class M2B, 144A	6.872(cc)	02/25/55		2,200	2,212,945
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.312(c)	09/25/65		2,600	2,610,241
					6,788,980
Other 0.7%
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		750	725,929
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,736,770
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.512(c)	04/25/34		1,124	1,129,125
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		2,000	2,011,750
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.312(c)	11/25/31		375	376,757
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		390	406,919
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		937	935,329
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61		2,000	1,991,880
					9,314,459
Residential Mortgage-Backed Securities 0.5%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	11/25/60	EUR	36	41,619
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		3,538	3,540,785
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		1,324	1,325,165
Series 2026-NPL05, Class A1, 144A	5.710(cc)	04/25/56		2,487	2,482,249
					7,389,818
Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		325	171,615

Total Asset-Backed Securities (cost $150,734,946)					151,519,749
Commercial Mortgage-Backed Securities 6.0%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.100(cc)	05/15/35		4,900	4,164,951
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		5,000	3,934,150
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		100	74,683

Aesir European Loan Conduit DAC (Ireland), Series 41A, Class D, 144A, SONIA + 2.400% (Cap N/A, Floor 0.000%)	6.147(c)	01/23/36	GBP	2,800	3,760,954
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.527(c)	03/15/38		1,500	1,501,869
Series 2026-AZURE, Class D, 144A, 1 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	5.977(c)	03/15/38		1,950	1,952,430
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.727(c)	04/15/42		1,130	1,131,412
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.177(c)	04/15/42		1,060	1,061,324
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56		11,949	776,135

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BANK5, (cont’d.)
Series 2023-05YR04, Class XD, IO, 144A	3.605%(cc)	12/15/56		10,349	$740,441
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		250	229,159
Series 2019-C04, Class XB, IO	1.106(cc)	08/15/52		43,170	1,355,961

Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	2.972(cc)	01/10/57		13,473	907,322
BFLD Mortgage Trust, Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.316(c)	07/15/39		1,205	1,205,094
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.877(c)	03/15/42		1,658	1,655,958
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	2.768(cc)	05/15/57		16,130	1,060,665
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39		2,240	2,289,190
BPR Trust, Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		1,500	1,552,453
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.007(c)	08/15/42		2,216	2,217,807
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.317(c)	04/15/40		997	998,241
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.027(c)	02/15/43		4,150	4,160,375
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42		2,400	2,410,454
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.627(c)	02/15/35		2,110	2,091,543
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.620(c)	03/15/30		1,812	1,808,839
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.927(c)	06/15/35		1,040	1,033,506
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44		600	623,008
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		1,900	39,793

DBMS DAC (United Kingdom), Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.397(c)	02/18/36	GBP	4,300	5,795,815
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 144A	5.145(cc)	08/10/42		4,500	4,531,771
ELP Commercial Mortgage Trust, Series 2025-ELP, Class A, 144A	4.604(cc)	11/13/42		1,900	1,879,564
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class X1, IO	0.716(cc)	06/25/27		6,608	33,804
Series K103, Class X1, IO	0.631(cc)	11/25/29		144,191	2,782,923

GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.275(c)	11/25/41		2,155	2,155,023
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		1,895	1,939,792
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		970	997,424

IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42		2,000	2,012,365
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.020(c)	10/15/40		2,300	2,302,875
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.167(c)	02/15/42		2,110	2,115,275
NYC Trust, Series 2025-77C, Class A, 144A	4.790(cc)	01/10/36		2,300	2,281,498
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		1,895	1,975,025
SLG Office Trust,
Series 2026-OMA, Class D, 144A	5.793(cc)	04/15/41		1,350	1,354,495
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		2,525	2,541,240
Wells Fargo Commercial Mortgage Trust,
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.918(c)	10/15/41		700	697,635
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.567(c)	10/15/41		1,100	1,092,614

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.977%(c)	08/15/42		1,750	$1,751,089

Total Commercial Mortgage-Backed Securities (cost $85,569,867)					82,977,944
Corporate Bonds 30.9%
Aerospace & Defense 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,024,062
Sr. Unsec’d. Notes	3.950	08/01/59		1,500	1,074,795
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35		750	755,775
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		595	618,978
					3,473,610
Agriculture 0.0%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30		100	95,635
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29		1,925	1,920,188
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29		1,720	1,662,118
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		695	699,105
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		325	294,638
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29		635	629,167
Gtd. Notes	5.375	03/01/31		540	534,707

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29		400	393,891
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	8.750	01/15/32		735	716,625
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		670	666,650
					7,517,089
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		1,250	1,195,085
Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	3.250	02/12/32		875	775,371
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		1,175	1,170,721
Sr. Unsec’d. Notes	2.900	02/16/28		550	531,502

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	3.600	06/21/30		1,365	1,304,559
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes	5.250	07/17/29	EUR	1,375	1,618,427
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	1,350	1,607,156
					7,007,736

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750%	02/15/30	50	$51,670
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	205,717
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	80	81,639
Sr. Sec’d. Notes, 144A	5.750	08/15/32	135	136,051

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,975	1,986,003
				2,461,080
Banks 5.0%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,301,850
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	1,185	1,078,326
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,456,856
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	3,045	2,817,533
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	1,200	1,134,372
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	890	852,307
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	1,270	1,136,539
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,535,603

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	4.375	10/01/30	600	591,085
Citigroup, Inc., Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,464,263
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	4.656(ff)	01/12/32	2,020	1,988,491
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,408,093
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	261,293
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,032,352

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.619(ff)	11/06/31	2,865	2,827,010
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	660,131
JPMorgan Chase & Co., Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	18,000,000
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	2,445	2,276,288
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,734,263
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	2,365	2,350,903
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,820	3,442,206
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	745	670,759
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,339,667

Truist Financial Corp., Jr. Sub. Notes, Series N	6.669(ff)	09/01/26(oo)	710	711,377
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,612,617
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,391,147
				68,187,331

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.3%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125%	01/15/29		150	$25,493
Griffon Corp., Gtd. Notes	5.750	03/01/28		515	514,968
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		220	179,972
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		395	402,250
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		85	86,278

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		1,565	1,569,419
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,200	1,143,437
					3,921,817
Chemicals 0.6%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		575	525,262
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		212	140,715
Gtd. Notes, 144A	8.500	01/12/31		5,187	3,251,731

Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	1,270	932,985
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	184,125
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30		1,560	1,567,800
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		730	726,912
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30		1,400	1,305,448
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		180	177,866
					8,812,844
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,105	999,948
Commercial Services 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		625	619,134
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,130	3,078,950
Sr. Sec’d. Notes, 144A	4.625	06/01/28		620	609,863

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		2,495	2,565,532
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	642,207
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		720	720,012
Gtd. Notes, 144A(a)	6.000	03/15/34		65	64,573
Gtd. Notes, 144A	7.000	06/15/30		285	296,225
Gtd. Notes, 144A(a)	7.250	06/15/33		120	125,182

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

United Rentals North America, Inc., Gtd. Notes	3.750%	01/15/32		2,050	$1,897,066
					10,618,744
Computers 0.1%
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	345,173
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	701,388
					1,046,561
Diversified Financial Services 2.0%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,248,741
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31		600	605,689
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		470	454,920
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		125	130,179

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		6,293	5,601,043
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.125	04/28/31		350	346,214
Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,798,399
Navient Corp., Sr. Unsec’d. Notes	6.750	06/15/26		2,200	2,199,210
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,741,179
Gtd. Notes	4.000	09/15/30		750	691,687
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,718,531
Gtd. Notes, 144A	6.875	05/15/32		625	612,709

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	806,312
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month EURIBOR + 5.500%(a)	7.650(c)	12/15/29	EUR	2,475	2,899,499
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,335,797
					28,190,109
Electric 2.5%
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	278,604
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,521,671
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,761,633
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,176,387
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,530,451
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	322,264
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,637,088

Light SA (Brazil), Unsec’d. Notes	23.382(s)	08/31/27		326	48,859

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes	2.260%	12/19/37		323	$80,752
Sr. Sec’d. Notes	4.210	12/19/32		760	554,566

Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		607	598,969
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,189
Gtd. Notes, 144A	3.375	02/15/29		200	190,801
Gtd. Notes, 144A	3.625	02/15/31		3,650	3,385,167
Gtd. Notes, 144A	3.875	02/15/32		1,350	1,241,061
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,269,899
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	244,815

Pacific Gas & Electric Co., Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,524,675
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,142,045
PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		100	101,834
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	4,005,731
Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		1,350	1,345,397
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,525	1,533,080
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,145,227
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	220,752
Gtd. Notes, 144A	5.000	07/31/27		405	404,917

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		1,180	1,228,478
					33,720,312
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		115	114,085
Gtd. Notes, 144A	5.500	04/15/34		65	64,518
Gtd. Notes, 144A	6.375	03/15/29		205	209,805
Gtd. Notes, 144A	6.625	03/15/32		160	165,073
Gtd. Notes, 144A	7.250	06/15/28		475	475,789
					1,029,270
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		665	623,410
Engineering & Construction 0.8%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		95	95,043
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,279,905
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	804,663
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,282,120
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		875	881,094
Gtd. Notes, 144A	5.625	01/31/34		2,045	2,066,288
					11,409,113

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.7%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625%	10/15/29		3,300	$3,180,375
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	343,246
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,275	1,240,508
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31		1,500	1,493,943
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		2,475	2,475,713

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33		775	786,277
					9,520,062
Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		285	286,703
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34		450	439,312
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		70	72,297
					798,312
Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		55	54,136
Gtd. Notes, 144A	5.625	03/31/32		1,440	1,405,508
Gtd. Notes, 144A	5.750	03/31/34		90	86,790

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		1,200	1,168,493
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	735	821,143
Sr. Sec’d. Notes	8.125	05/14/30	GBP	697	864,041
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	275	308,875

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	141,076
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		900	861,006
Gtd. Notes, 144A	4.375	01/31/32		725	678,909

Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		2,000	1,918,558
					8,308,535
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,680,141
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		2,150	2,092,851
Healthcare-Services 1.0%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	93,001
Gtd. Notes, 144A	4.625	06/01/30		3,300	3,206,182
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,246,629

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.750%	07/15/36	1,500	$1,713,545
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	7.000	05/01/34	610	595,358
Sr. Sec’d. Notes, 144A	9.875	08/15/30	2,050	2,171,143

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.750	12/31/30	1,400	1,127,387
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	300	292,513
Sr. Sec’d. Notes	4.375	01/15/30	900	871,026
Sr. Sec’d. Notes	4.625	06/15/28	825	819,138
Sr. Sec’d. Notes, 144A	5.500	11/15/32	215	214,176
				13,350,098
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,771	2,603,371
Home Builders 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	950	911,266
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	782,641
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	125,027
Gtd. Notes	7.250	10/15/29	3,108	3,159,027
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,221,120
Gtd. Notes, 144A	6.250	09/15/27	275	275,336
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,135,944

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	550	562,122
KB Home,
Gtd. Notes	4.000	06/15/31	615	572,046
Gtd. Notes	6.875	06/15/27	941	950,475

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	800	799,547
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,423,813
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,909,113
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	85	85,384
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	530	525,034
				16,437,895
Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	90	84,717
Sr. Unsec’d. Notes(a)	6.500	06/15/33	225	204,250
				288,967
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,475	1,356,954

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375%	05/15/30	145	$143,175
Sr. Unsec’d. Notes(a)	6.625	05/15/32	75	72,989
				216,164
Insurance 0.1%
Asurion LLC & Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	465	454,501
Sr. Sec’d. Notes, 144A	8.000	12/31/32	1,225	1,277,031

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	40	35,735
				1,767,267
Internet 0.5%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	5,734	5,898,008
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	266	264,906
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	1,350	1,270,998
				7,433,912
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	975	975,095
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	530	554,428
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	550	532,780
Gtd. Notes, 144A	6.875	11/01/29	245	250,500
Gtd. Notes, 144A	7.375	05/01/33	160	164,418
Gtd. Notes, 144A	7.500	09/15/31	400	412,875
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	100	100,006
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	90	90,137
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	345	343,706
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	235	233,531
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	944	978,758
				4,636,234
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	300	299,700
Gtd. Notes, 144A	5.750	03/15/30	150	151,500
Gtd. Notes, 144A	5.750	08/01/32	1,570	1,586,061
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	98,114

NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/01/30	1,100	1,086,250
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,246
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,075	1,074,973
				4,321,844

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250%	01/24/27		1,020	$1,016,175
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	246,543
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	2,150,280
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,487,087
Gtd. Notes	5.500	04/15/27		250	250,584
					5,150,669
Machinery-Construction & Mining 0.0%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31		445	452,006
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		125	129,610
LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33		650	637,237
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		900	941,917
					1,708,764
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29		1,350	1,324,539
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		232	231,899

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45		50	46,129
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,080	605,302
Gtd. Notes, 144A	4.125	12/01/30		200	114,163
Gtd. Notes, 144A	5.375	02/01/28		225	142,565
Gtd. Notes, 144A	5.500	04/15/27		400	288,000
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	113,883
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	994,766
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		200	181,017
Gtd. Notes	7.375	07/01/28		250	242,722
Gtd. Notes	7.750	07/01/26		4,570	4,559,082

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	541,317
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		725	788,038
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,300	2,760,907
					12,934,329
Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34		350	341,954
Mining 1.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		1,050	1,133,149

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750%	03/31/33		130	$132,549
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32		760	788,192
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		655	646,505
Gtd. Notes, 144A	7.250	02/15/34		1,795	1,841,383

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	815,998
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,265	1,314,019
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		105	101,303
Gtd. Notes, 144A	6.375	08/15/33		715	721,896

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		75	76,925
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		2,175	2,285,490
Vedanta Resources Finance II PLC (India),
Gtd. Notes	9.125	10/15/32		1,424	1,523,680
Gtd. Notes	9.850	04/24/33		1,576	1,725,720

Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	4,454,695
					17,561,504
Oil & Gas 1.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31		150	144,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,144,560
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	287,144
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		495	507,074
Gtd. Notes, 144A	8.375	01/15/34		475	498,821
Gtd. Notes, 144A	9.750	10/15/30		600	639,296
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	1,004,150
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,213,092

Expand Energy Corp., Gtd. Notes	4.750	02/01/32		575	564,109
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	673,468
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	665,779
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	702,735
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		149	146,419
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		149	146,418
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		45	43,925

Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	730	990,341
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes	5.500	04/12/37(d)		1,730	659,217
Gtd. Notes	6.000	05/16/24(d)		3,360	1,327,872
Gtd. Notes	6.000	11/15/26(d)		3,370	1,321,883
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	102,750
Gtd. Notes	6.625	06/15/38		63	58,401

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32		1,137	$1,144,959
Gtd. Notes, EMTN	2.750	04/21/27	EUR	424	490,226
Gtd. Notes, MTN	6.750	09/21/47		1,698	1,429,512
Gtd. Notes, MTN	8.750	06/02/29		2,020	2,172,005
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29		975	999,339
Gtd. Notes, 144A	8.625	11/01/30		325	343,624
					20,597,009
Packaging & Containers 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		690	662,903
Sr. Sec’d. Notes, 144A	6.750	04/15/32		270	259,564

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		1,100	1,044,212
					1,966,679
Pharmaceuticals 0.8%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32		353	361,384
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,350	1,302,805
Gtd. Notes, 144A	6.125	08/01/28		300	299,961
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		650	547,625
Gtd. Notes, 144A	5.000	02/15/29		650	453,505
Gtd. Notes, 144A	5.250	01/30/30		1,175	721,438
Gtd. Notes, 144A	5.250	02/15/31		4,025	2,281,209
Gtd. Notes, 144A	6.250	02/15/29		75	53,375
Gtd. Notes, 144A	7.000	01/15/28		1,225	1,056,563
Sr. Sec’d. Notes, 144A	4.875	06/01/28		171	157,961

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		25	22,449
Mylan, Inc., Gtd. Notes	5.400	11/29/43		3,000	2,631,813
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		525	520,372
					10,410,460
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		1,800	1,799,605
Gtd. Notes, 144A	5.750	07/01/34		400	395,931
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		2,900	3,005,186
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		655	657,404
Sr. Unsec’d. Notes	5.300	04/15/47		5	4,487

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.897(c)	08/16/77		200	200,055
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,250	1,249,702
Gtd. Notes, 144A	6.000	12/31/30		2,150	2,162,296

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		485	479,110

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125%	12/15/30	186	$190,933
Sr. Sec’d. Notes, 144A	6.500	01/15/34	150	156,885
Sr. Sec’d. Notes, 144A	6.500	06/15/34	143	149,252
Sr. Sec’d. Notes, 144A	6.750	01/15/36	500	530,267
Sr. Sec’d. Notes, 144A	7.500	05/01/33	146	161,166
Sr. Sec’d. Notes, 144A	7.750	05/01/35	357	400,705

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	67,316
				11,610,300
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	83,400
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	420	430,872
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,864,069
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	315	308,955
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	335	327,399

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,950	1,922,539
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	385	393,822
Gtd. Notes, 144A	7.250	06/01/33	385	390,379
				7,721,435
Real Estate Investment Trusts (REITs) 0.8%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	1,050	982,472
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,546,689
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,825	1,662,970
Sr. Unsec’d. Notes	4.750	02/15/28	1,425	1,392,622
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	358,863
Gtd. Notes	5.000	10/15/27	450	439,397
Sr. Sec’d. Notes, 144A	8.500	02/15/32	50	52,108

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,050	1,024,703
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34	225	223,005
Gtd. Notes, 144A	6.500	04/01/32	475	486,889

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	1,800	1,786,270
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	344,379
Gtd. Notes, 144A	4.500	09/01/26	75	74,962
Gtd. Notes, 144A	4.625	12/01/29	285	280,379
				10,655,708
Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,350	1,279,247

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Arko Corp., Gtd. Notes, 144A	5.125%	11/15/29		275	$251,456
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,870,480
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		800	829,983
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,750	1,933,727

CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,780,295
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,562,362
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		475	463,271
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,745
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	773,970
Gtd. Notes, 144A	3.875	10/01/31		750	686,250

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	527,411
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32		250	256,926
					17,264,123
Semiconductors 0.0%
MKS, Inc., Gtd. Notes, 144A	4.250	02/15/34	EUR	275	311,994
Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		290	294,016
Gtd. Notes, 144A	9.250	06/01/30		700	714,255
Gtd. Notes, 144A	9.750	10/01/31		765	788,811

OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		120	125,047
					1,922,129
Telecommunications 2.7%
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		1,415	1,439,438
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		625	651,296
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		3,475	3,537,783
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		127	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		84	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		1,120	1,161,888
Eutelsat Communications SACA (France),
Gtd. Notes, 144A	5.750	03/15/31	EUR	550	664,977
Gtd. Notes, 144A	6.250	03/15/33	EUR	525	637,966

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	8.500	04/15/31		2,163	2,285,231
Level 3 Financing, Inc.,
Gtd. Notes, 144A	7.500	02/15/37		240	247,552
Gtd. Notes, 144A	8.500	01/15/36		1,205	1,302,324
Sr. Sec’d. Notes, 144A	6.875	06/30/33		400	412,154

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	03/31/34		815	$844,400

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,527,644
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		1,000	978,232
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		2,600	2,613,667
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	672,610
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		1,775	1,776,997
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	400	460,763
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	1,925	2,246,308

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,556,423
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		1,745	1,722,672
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	2,054	3
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		2,700	2,542,725
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,300	1,223,804

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		190	198,853
Veon Midco BV (Pakistan), Gtd. Notes, EMTN	3.375	11/25/27		2,950	2,902,062
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500	07/15/31	GBP	425	477,698
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	147,764
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		750	789,018
					37,022,265
Transportation 0.2%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		73	74,334
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		2,505	2,430,147
					2,504,481

Total Corporate Bonds (cost $443,421,116)					425,258,110
Floating Rate and Other Loans 1.8%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28		385	383,846
Chemicals 0.1%
Root Bidco Sarl (Portugal), Facility B4, 3 Month EURIBOR + 5.000%	7.204(c)	09/27/30	EUR	1,425	1,577,352

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692%(c)	09/30/34		94	$93,513
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		215	215,482
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/29/34		323	323,223
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		140	140,269
					772,487
Education 0.1%
International Schools Partnership (United Kingdom), Facility B5 (USD II), 6 Month SOFR + 4.500%^	8.092(c)	07/06/31		944	931,914
Healthcare-Products 0.1%
Avantor Funding, Inc., Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.403(c)	10/11/32	EUR	695	813,743
Insurance 0.0%
Asurion LLC/Asurion Co-Issuer, Inc., New B-14 Term Loan, 1 Month SOFR + 3.750%	7.413(c)	02/23/33		686	668,547
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28		245	45,233
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		346	339,250
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.374(c)	01/30/32	EUR	1,025	1,186,593
					1,525,843
Media 0.5%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29		7,136	6,446,008
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		178	178,793
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		1,838	1,843,619
					2,022,412
Pharmaceuticals 0.0%
Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.899(c)	03/31/31		400	396,000
Real Estate 0.1%
Domain Greenbough Partner 2 LLC, Term Loan^	—(p)	01/23/32		1,006	1,006,273
Retail 0.1%
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	1,325	1,794,263
Software 0.2%
CEGID SAS, Term Loan	—(p)	01/31/30		1,500	1,714,170

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Meta CW GPU, Term Loan^	6.068%	03/31/32		572	$571,988
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.170(c)	04/30/30		207	207,131
					2,493,289
Telecommunications 0.3%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.840(c)	01/29/30		861	855,188
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.840(c)	03/06/30		366	363,467
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.840(c)	03/06/30		344	341,440
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31		1,954	1,859,016
					3,419,111

Total Floating Rate and Other Loans (cost $24,305,744)					24,296,321
Municipal Bond 0.1%
Illinois
State of Illinois, General Obligation Unlimited, Taxable (cost $1,105,916)	5.100	06/01/33		1,056	1,067,127
Residential Mortgage-Backed Securities 3.1%
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.812(c)	08/25/34		933	936,299
BRAVO Residential Funding Trust, Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		2,090	2,088,340
CCI Borrower LLC, Series 2025-01	6.030	12/31/28		2,010	2,010,000
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.663(c)	10/28/66	EUR	1,500	1,717,771
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.163(c)	10/28/66	EUR	1,000	1,140,252

COLT Mortgage Loan Trust, Series 2025-10, Class M1, 144A	6.014(cc)	10/25/70		1,800	1,792,442
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.712(c)	10/25/41		1,220	1,229,601
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.862(c)	03/25/42		1,000	1,039,741
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.712(c)	03/25/42		1,000	1,015,835
Series 2022-R06, Class 1B2, 144A, 30 Day Average SOFR + 10.600% (Cap N/A, Floor 0.000%)	14.212(c)	05/25/42		2,000	2,173,120
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.412(c)	06/25/42		500	528,907
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.212(c)	07/25/42		500	524,616
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.212(c)	07/25/42		635	652,839

Cross Mortgage Trust, Series 2026-NQM02, Class A3, 144A	5.239(cc)	03/25/61		1,953	1,934,766
Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35		1,923	189,049
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48		1,500	1,312,516
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.412(c)	11/25/41		310	310,970
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,485	2,218,008
Series 2019-137, Class IO, IO	3.000	11/20/49		3,375	535,598

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2019-159, Class IJ, IO	3.500%	12/20/49		580	$86,058

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		2,758	2,732,326
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		3,100	3,107,729
Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		2,000	2,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	05/26/66	EUR	1,200	1,370,081
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.449(c)	01/25/48		52	51,833
PMT Credit Risk Transfer Trust, Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.694(c)	09/27/28		3,486	3,531,082
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		994	990,419
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		3,334	3,325,437

RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		951	952,091
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		955	955,510

Total Residential Mortgage-Backed Securities (cost $42,777,832)					42,453,237
Sovereign Bonds 4.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,557	1,536,167
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		3,727	3,246,117
Sr. Unsec’d. Notes	1.000	07/09/29		2,244	2,025,143
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	597	513,203
Sr. Unsec’d. Notes	5.000	01/09/38		1,923	1,547,683

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		606	608,757
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.500	11/06/30		1,980	2,004,255
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	3,730	4,298,116
Sr. Unsec’d. Notes	4.500	03/15/29		1,655	1,604,523
Sr. Unsec’d. Notes	5.375	01/21/29		1,655	1,645,484
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		663	666,322
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,643,191
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,753,050
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,862,190

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		4,400	4,463,756
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.625	02/28/29		1,060	1,117,134
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,339,079
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	1,980,177
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,957,902
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		1,630	1,557,669
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,989,955
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	4,189,281

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 144A	7.250	12/11/55		2,105	2,073,951

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625%	03/04/33	EUR	3,310	$3,743,532
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		2,390	2,413,374
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	444,373
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,146,625
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,354,313
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	435,492

Trinidad & Tobago Government International Bond (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	6.500	01/28/36		2,395	2,464,626

Total Sovereign Bonds (cost $58,707,097)					60,625,440
U.S. Government Agency Obligations 12.1%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		5,629	4,552,966
Federal Home Loan Mortgage Corp.	2.000	01/01/51		486	393,083
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		10,758	9,225,115
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,614	1,363,785
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,277	1,077,929
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,752	1,473,831
Federal Home Loan Mortgage Corp.	2.500	11/01/51		7,869	6,632,456
Federal Home Loan Mortgage Corp.	2.500	12/01/51		2,951	2,487,999
Federal Home Loan Mortgage Corp.	3.000	11/01/51		320	281,419
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,208	2,809,180
Federal Home Loan Mortgage Corp.	3.500	12/01/50		1,611	1,466,075
Federal Home Loan Mortgage Corp.	3.500	02/01/52		935	855,549
Federal Home Loan Mortgage Corp.	3.500	03/01/52		933	853,445
Federal Home Loan Mortgage Corp.	3.500	05/01/52		2,796	2,543,308
Federal Home Loan Mortgage Corp.	5.000	12/01/43		1,287	1,300,272
Federal Home Loan Mortgage Corp.	5.000	08/01/52		942	933,061
Federal Home Loan Mortgage Corp.	5.000	01/01/56		2,658	2,616,705
Federal Home Loan Mortgage Corp.	5.000	02/01/56		4,212	4,145,577
Federal Home Loan Mortgage Corp.	5.500	11/01/52		1,828	1,846,218
Federal Home Loan Mortgage Corp.	5.500	12/01/54		3,242	3,258,421
Federal Home Loan Mortgage Corp.	5.500	01/01/55		10,450	10,501,881
Federal Home Loan Mortgage Corp.	5.500	11/01/55		3,682	3,700,360
Federal Home Loan Mortgage Corp.	6.000	11/01/52		1,665	1,711,497
Federal Home Loan Mortgage Corp.	6.000	01/01/53		929	954,180
Federal National Mortgage Assoc.	1.500	12/01/50		2,618	2,006,787
Federal National Mortgage Assoc.	1.500	01/01/51		2,319	1,774,135
Federal National Mortgage Assoc.	2.000	08/01/50		1,078	869,525
Federal National Mortgage Assoc.	2.000	10/01/50		5,883	4,756,732
Federal National Mortgage Assoc.	2.000	12/01/50		2,505	2,022,456
Federal National Mortgage Assoc.	2.000	01/01/51		4,480	3,616,644
Federal National Mortgage Assoc.	2.500	02/01/51		1,573	1,343,180
Federal National Mortgage Assoc.	2.500	03/01/51		2,522	2,132,902
Federal National Mortgage Assoc.	2.500	08/01/51		9,954	8,525,396
Federal National Mortgage Assoc.	2.500	09/01/51		851	717,646
Federal National Mortgage Assoc.	3.000	10/01/51		866	759,815
Federal National Mortgage Assoc.	3.000	11/01/51		812	713,514
Federal National Mortgage Assoc.	3.000	12/01/51		8,957	7,882,294
Federal National Mortgage Assoc.	3.000	02/01/52		4,625	4,076,729
Federal National Mortgage Assoc.	3.000	03/01/52		2,209	1,933,933
Federal National Mortgage Assoc.	3.500	01/01/52		1,174	1,074,769
Federal National Mortgage Assoc.	3.500	02/01/52		2,868	2,626,728
Federal National Mortgage Assoc.	5.000	11/01/44		457	460,520
Federal National Mortgage Assoc.	5.000	07/01/52		1,175	1,163,949
Federal National Mortgage Assoc.	5.000	08/01/52		951	942,553
Federal National Mortgage Assoc.	5.000	08/01/52		3,407	3,373,343
Federal National Mortgage Assoc.	5.500	TBA		5,500	5,515,895
Federal National Mortgage Assoc.	5.500	10/01/52		651	656,720

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	4,922	$4,977,460
Federal National Mortgage Assoc.	5.500	12/01/54	1,273	1,279,695
Federal National Mortgage Assoc.	5.500	11/01/55	6,630	6,663,158
Federal National Mortgage Assoc.	6.000	11/01/52	1,912	1,965,513
Federal National Mortgage Assoc.	6.000	12/01/52	3,015	3,103,608
Federal National Mortgage Assoc.	6.000	08/01/53	162	166,450
Federal National Mortgage Assoc.	6.500	01/01/53	621	644,993
Government National Mortgage Assoc.	2.500	08/20/50	838	717,712
Government National Mortgage Assoc.	2.500	09/20/50	1,469	1,259,972
Government National Mortgage Assoc.	3.500	11/20/47	628	577,049
Government National Mortgage Assoc.	3.500	11/20/48	746	686,081
Government National Mortgage Assoc.	3.500	12/20/51	4,626	4,218,707
Government National Mortgage Assoc.	3.500	01/20/52	2,903	2,640,338
Government National Mortgage Assoc.	3.500	03/20/52	1,315	1,195,129
Government National Mortgage Assoc.	3.500	04/20/52	1,475	1,339,080
Government National Mortgage Assoc.	4.000	06/20/51	563	533,214
Government National Mortgage Assoc.	4.000	01/20/52	595	559,283
Government National Mortgage Assoc.	4.000	04/20/52	1,359	1,276,336
Government National Mortgage Assoc.	4.500	07/20/52	1,044	1,013,293
Government National Mortgage Assoc.	5.000	11/20/54	1,865	1,844,006
Government National Mortgage Assoc.	5.500	04/20/55	824	830,668
Government National Mortgage Assoc.	6.000	09/20/52	177	181,895
Government National Mortgage Assoc.	6.000	10/20/52	560	575,338
Government National Mortgage Assoc.	6.000	02/20/53	549	563,458
Government National Mortgage Assoc.	6.000	06/20/53	721	739,570
Government National Mortgage Assoc.	6.000	09/20/54	595	608,389
Government National Mortgage Assoc.	6.500	03/20/54	347	362,688

Total U.S. Government Agency Obligations (cost $167,471,701)				166,453,560
U.S. Treasury Obligations 28.9%
U.S. Treasury Bonds	2.375	11/15/49	9,600	6,061,500
U.S. Treasury Bonds	3.125	02/15/43	4,825	3,834,367
U.S. Treasury Bonds	3.375	11/15/48	3,825	2,971,547
U.S. Treasury Bonds	3.625	02/15/44	885	746,027
U.S. Treasury Bonds	3.875	02/15/43	7,420	6,545,831
U.S. Treasury Bonds	4.000	11/15/42	8,410	7,559,802
U.S. Treasury Bonds	4.125	08/15/44	26,045	23,436,431
U.S. Treasury Bonds	4.375	08/15/43	23,840	22,320,200
U.S. Treasury Bonds	4.500	02/15/44	1,640	1,554,669
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,674,256
U.S. Treasury Bonds	4.625	05/15/44	17,010	16,361,494
U.S. Treasury Bonds	4.625	11/15/44	13,480	12,930,269
U.S. Treasury Bonds	4.625	11/15/45	1,980	1,892,447
U.S. Treasury Bonds	4.750	11/15/43	11,790	11,546,831
U.S. Treasury Bonds	4.750	02/15/45	2,560	2,492,800
U.S. Treasury Bonds	4.750	05/15/55	195	187,718
U.S. Treasury Bonds	4.875	08/15/45	2,390	2,360,498
U.S. Treasury Bonds	5.000	05/15/45	16,000	16,065,000
U.S. Treasury Notes	0.750	01/31/28	26,265	24,902,503
U.S. Treasury Notes	1.875	02/15/32	4,745	4,187,463
U.S. Treasury Notes	3.375	11/30/27	8,300	8,228,996
U.S. Treasury Notes	3.500	09/30/27	5,545	5,512,943
U.S. Treasury Notes	3.625	08/31/27	8,260	8,227,734
U.S. Treasury Notes	3.750	11/30/32	30,760	29,882,859
U.S. Treasury Notes	3.750	02/28/33	5,480	5,314,316
U.S. Treasury Notes	3.875	03/31/28	13,805	13,775,341
U.S. Treasury Notes	3.875	08/31/32	3,200	3,136,500
U.S. Treasury Notes	3.875	09/30/32	7,930	7,769,541
U.S. Treasury Notes	3.875	12/31/32	5,655	5,530,855
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	33,599,766

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.000%	01/31/33	56,425	$55,556,584
U.S. Treasury Notes	4.125	10/31/31	1,225	1,221,746
U.S. Treasury Notes	4.125	11/15/32	16,220	16,105,953
U.S. Treasury Notes	4.250	03/31/33	9,130	9,117,161
U.S. Treasury Notes	4.500	12/31/31	7,385	7,497,506
U.S. Treasury Strips Coupon(k)	1.450(s)	08/15/42	305	134,270
U.S. Treasury Strips Coupon(k)	1.939(s)	08/15/40	11,065	5,491,615
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	60,760
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	444,710
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	5,160	2,202,261
U.S. Treasury Strips Coupon(h)(k)	2.341(s)	02/15/40	5,135	2,629,244
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	283,685
U.S. Treasury Strips Coupon(k)	3.081(s)	08/15/41	1,295	605,150
U.S. Treasury Strips Coupon(k)	4.407(s)	11/15/41	3,285	1,511,368
U.S. Treasury Strips Coupon(k)	4.568(s)	11/15/42	320	138,753
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	170	52,987
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/46	230	80,365
U.S. Treasury Strips Coupon(k)	4.727(s)	05/15/50	250	72,076
U.S. Treasury Strips Coupon(k)	4.760(s)	05/15/43	1,835	771,822
U.S. Treasury Strips Coupon(k)	4.809(s)	02/15/42	75	34,012
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	480	147,627
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	155	56,452
U.S. Treasury Strips Coupon(k)	5.020(s)	05/15/44	125	49,548
U.S. Treasury Strips Coupon(k)	5.038(s)	11/15/43	2,245	916,508
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	450,037

Total U.S. Treasury Obligations (cost $413,750,647)				397,242,704

	Shares
Affiliated Exchange-Traded Funds 0.9%
Fixed Income
PGIM Corporate Bond 0-5 Year ETF	125,000	6,248,150

PGIM Corporate Bond 5-10 Year ETF	75,000	3,749,325

PGIM Floating Rate Income ETF	50,000	2,472,750

Total Affiliated Exchange-Traded Funds (cost $12,667,204)(wa)		12,470,225
Common Stocks 0.5%
Chemicals 0.1%
TPC Group, Inc.*	70,274	1,382,079
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310
Gas Utilities 0.1%
Ferrellgas Partners LP*	24,190	590,478
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	37,739	6,604
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	10,284	956,206

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	116,510	$3,276,844

Total Common Stocks (cost $1,560,752)		6,232,521
Preferred Stocks 0.4%
Consumer Staples Distribution & Retail 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	121	1,195,270
Electronic Equipment, Instruments & Components 0.3%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	4,268,437
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	7,553	98,514

Total Preferred Stocks (cost $5,043,780)		5,562,221
Option Purchased*~ 0.0%
(cost $16,042)		26,825

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	70,583	1

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 100.1% (cost $1,407,132,644)		1,376,185,985
Options Written*~ (0.0)%
(premiums received $0)		(10,789)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 100.1% (cost $1,407,132,644)		1,376,175,196

	Shares
Short-Term Investments 1.2%
Affiliated Mutual Funds 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wa)	11,521,265	11,521,265
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $3,810,616; includes $3,792,360 of cash collateral for securities on loan)(b)(wa)	3,813,666	3,810,996

Total Affiliated Mutual Funds (cost $15,331,881)		15,332,261
Options Purchased*~ 0.1%
(cost $529,592)		801,786

Total Short-Term Investments (cost $15,861,473)		16,134,047

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 101.3% (cost $1,422,994,117)		1,392,309,243

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Value
Options Written*~ (0.1)%
(premiums received $491,592)	$(819,300)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 101.2% (cost $1,422,502,525)	1,391,489,943
Liabilities in excess of other assets(z) (1.2)%	(16,594,339)

Net Assets 100.0%	$1,374,895,604

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,772,416 and 1.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,653,542; cash collateral of $3,792,360 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	$88,505	$74,683	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	3,934,150	0.3
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.100%(cc), 05/15/35	08/26/20	4,480,438	4,164,951	0.3
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	09/13/23-07/15/25	1,036,500	1,168,493	0.1
Diamond Sports Group LLC*	01/02/25	98,813	6,604	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	6,293,306	5,601,043	0.4
Total		$16,421,911	$14,949,925	1.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $515,474)^	515	$511,939	$—	$(3,535)
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $198,454)^	198	197,093	—	(1,361)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $377,718)^	378	375,127	—	(2,591)
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $218,335)^	218	216,838	—	(1,497)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Unfunded loan commitments outstanding at May 31, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B3 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $173,853)^	174	$172,661	$—	$(1,192)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $242,689)^	243	241,025	—	(1,664)
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $22,392)^	23	22,236	—	(156)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $37,321)^	38	37,060	—	(261)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $493,727)^	494	493,727	—	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $270,000)^	270	270,899	899	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $257,160)^	257	257,160	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $621,820)^	622	621,820	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $385,741)^	386	385,741	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $932,730)^	933	932,730	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $1,928,012)^	1,928	1,928,012	—	—
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $1,512,190)^	1,529	1,529,053	16,863	—
		$8,193,121	$17,762	$(12,257)
Unfunded preferred stock commitment outstanding at May 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $600,000)^	60	$600,000	$—	$—
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		4,014	$656
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		4,014	—
Currency Option USD vs HUF	Put	MSI	06/11/26	320.00		—		4,014	218,192
Total OTC Traded (cost $100,856)									$218,848

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	12,125	$26,825
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.630%		3,572	1,866
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		14,327	21,587
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.268%	2.80%(A)	EUR	13,990	15,725
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.268%	10.29%(A)	EUR	13,990	1
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.630%	3.82%(T)		20,650	77,817
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.630%	11.07%(T)		20,650	110
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.630%	3.74%(A)		12,340	51,261
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.630%	8.00%(A)		12,340	1
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.630%	3.21%(A)		19,205	265,967
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.630%	8.19%(A)		19,205	110

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.630%	3.89%(A)	3,572	$23,075
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	6,025	28,153
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	6,025	28,153
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	12,050	56,306
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	14,140	12,806
Total OTC Swaptions (cost $444,778)								$609,763
Total Options Purchased (cost $545,634)								$828,611
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	CITI	06/11/26	3.76		—		4,014	$(656)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		4,014	(218,192)
Total OTC Traded (premiums received $83,924)									$(218,848)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.268%	1.74%(A)	EUR	12,125	$(10,789)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.630%	3.09%(A)		3,572	(830)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	27,980	(8,794)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.630%		41,300	(80,520)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.630%		24,680	(52,877)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.630%		19,205	(179,192)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		19,205	(128,096)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		3,572	(42,461)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		9,035	(19,307)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		9,035	(19,307)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)		18,070	(45,773)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		28,280	(14,129)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		14,327	(9,166)
Total OTC Swaptions (premiums received $407,668)									$(611,241)
Total Options Written (premiums received $491,592)									$(830,089)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
290	3 Month CME SOFR	Sep. 2026	$69,842,875	$1,469
509	2 Year U.S. Treasury Notes	Sep. 2026	105,140,313	86,723
1,699	5 Year U.S. Treasury Notes	Sep. 2026	182,151,387	627,445
109	10 Year Australian Treasury Bonds	Jun. 2026	8,541,631	65,179
23	10 Year Euro-Bund	Sep. 2026	3,396,324	8,027
206	10 Year U.S. Treasury Notes	Sep. 2026	22,624,595	17,267
1,015	10 Year U.S. Ultra Treasury Notes	Sep. 2026	113,759,302	347,506
				1,153,616
Short Positions:
201	5 Year Euro-Bobl	Sep. 2026	27,001,192	(90,660)
79	20 Year U.S. Treasury Bonds	Sep. 2026	8,865,281	(56,786)
605	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	69,215,781	(665,331)
150	Euro Schatz Index	Sep. 2026	18,537,012	(9,759)
				(822,536)
				$331,080
Bond forward contract outstanding at May 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
3.375%, 11/15/48	BOA	08/21/26	17,370	$80.46	$13,975,679	$13,489,889	$—	$(485,790)
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,871,277	$2,007,000	$2,102,759	$95,759	$—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	66,400	9,705,034	9,827,986	122,952	—
Expiring 06/17/26	BOA	CNH	7,307	1,062,000	1,081,458	19,458	—
Expiring 06/17/26	HSBC	CNH	8,661	1,266,000	1,281,961	15,961	—
Expiring 06/17/26	MSI	CNH	33,200	4,834,683	4,913,992	79,309	—
Colombian Peso,
Expiring 06/17/26	BOA	COP	7,496,313	1,985,001	2,023,361	38,360	—
Expiring 06/17/26	CITI	COP	3,687,548	988,354	995,321	6,967	—
Expiring 06/17/26	JPM	COP	14,208,621	3,720,898	3,835,107	114,209	—
Euro,
Expiring 07/22/26	HSBC	EUR	728	857,172	850,765	—	(6,407)
Expiring 07/22/26	MSI	EUR	1,369	1,602,432	1,599,924	—	(2,508)
Indian Rupee,
Expiring 06/17/26	CITI	INR	74,128	795,775	778,712	—	(17,063)
Expiring 06/17/26	HSBC	INR	118,693	1,236,000	1,246,859	10,859	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	35,374	2,005,000	2,037,182	32,182	—
Expiring 06/17/26	JPM	MXN	60,188	3,408,236	3,466,217	57,981	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	136,611	4,293,037	4,337,542	44,505	—
Expiring 06/17/26	MSI	TWD	65,982	2,076,000	2,094,984	18,984	—
Expiring 06/17/26	SCB	TWD	96,410	3,029,000	3,061,113	32,113	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/17/26	BOA	PHP	81,339	$1,357,000	$1,320,753	$—	$(36,247)
Expiring 06/17/26	HSBC	PHP	197,019	3,269,000	3,199,145	—	(69,855)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	1,660	1,309,000	1,302,677	—	(6,323)
Expiring 06/17/26	MSI	SGD	10,039	7,850,051	7,876,215	26,164	—
South African Rand,
Expiring 06/17/26	BARC	ZAR	32,064	1,881,072	1,974,421	93,349	—
Expiring 06/17/26	BOA	ZAR	28,058	1,659,426	1,727,748	68,322	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	3,364,379	2,289,987	2,231,835	—	(58,152)
Thai Baht,
Expiring 06/17/26	GSI	THB	44,472	1,357,000	1,368,528	11,528	—
Expiring 06/17/26	HSBC	THB	142,189	4,357,611	4,375,546	17,935	—
Expiring 06/17/26	SCB	THB	284,378	8,747,836	8,751,093	3,257	—
				$78,949,605	$79,663,204	910,154	(196,555)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	UAG	GBP	23,508	$31,906,021	$31,654,828	$251,193	$—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,700,583	1,898,714	1,910,950	—	(12,236)
Expiring 06/17/26	HSBC	CLP	170,694	186,998	191,809	—	(4,811)
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	115,567	16,906,954	17,105,398	—	(198,444)
Colombian Peso,
Expiring 06/17/26	CITI	COP	3,649,963	978,490	985,177	—	(6,687)
Expiring 06/17/26	DB	COP	9,948,095	2,685,336	2,685,131	205	—
Expiring 06/17/26	MSI	COP	9,985,680	2,673,900	2,695,276	—	(21,376)
Expiring 06/17/26	MSI	COP	1,808,744	487,007	488,206	—	(1,199)
Euro,
Expiring 07/22/26	BARC	EUR	516	607,593	602,756	4,837	—
Expiring 07/22/26	SSB	EUR	36,175	42,853,406	42,291,968	561,438	—
Expiring 07/22/26	TD	EUR	36,723	43,455,768	42,932,756	523,012	—
Expiring 07/22/26	UAG	EUR	36,723	43,546,949	42,932,754	614,195	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	116,996	1,234,000	1,229,026	4,974	—
Expiring 06/17/26	CITI	INR	75,826	800,105	796,544	3,561	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	50,578	2,828,457	2,912,762	—	(84,305)
Expiring 06/17/26	JPM	MXN	23,050	1,266,000	1,327,457	—	(61,457)
Expiring 06/17/26	MSI	MXN	21,934	1,228,000	1,263,180	—	(35,180)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	199,335	6,214,258	6,329,092	—	(114,834)
Expiring 06/17/26	HSBC	TWD	99,667	3,102,004	3,164,546	—	(62,542)
New Zealand Dollar,
Expiring 07/22/26	CITI	NZD	744	440,080	446,252	—	(6,172)
Philippine Peso,
Expiring 06/17/26	HSBC	PHP	278,358	4,592,001	4,519,898	72,103	—
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	11,699	9,260,279	9,178,891	81,388	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	43,078	2,638,777	2,652,637	—	(13,860)
Expiring 06/17/26	SCB	ZAR	17,044	1,017,000	1,049,531	—	(32,531)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/17/26	MSI	KRW	2,242,919	$1,494,184	$1,487,890	$6,294	$—
Expiring 06/17/26	MSI	KRW	1,121,460	740,263	743,945	—	(3,682)
Thai Baht,
Expiring 06/17/26	HSBC	THB	375,909	11,984,419	11,567,774	416,645	—
Expiring 06/17/26	HSBC	THB	95,129	3,005,000	2,927,393	77,607	—
				$240,031,963	$238,073,827	2,617,452	(659,316)
						$3,527,606	$(855,871)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	2,000	$161,874	$3,026	$158,848	DB
Dominican Republic	06/20/31	1.000%(Q)	2,000	33,989	3,026	30,963	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	2,000	131,039	3,026	128,013	DB
Federation of Malaysia	06/20/31	1.000%(Q)	2,000	(63,570)	3,026	(66,596)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	7,000	46,246	10,591	35,655	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	2,000	252,482	3,026	249,456	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	2,000	105,891	3,026	102,865	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	2,000	(26,243)	3,026	(29,269)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	7,000	(137,127)	10,591	(147,718)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	2,000	(46,944)	3,026	(49,970)	DB
People’s Republic of China	06/20/31	1.000%(Q)	7,000	(206,038)	10,591	(216,629)	DB
Republic of Angola	06/20/31	1.000%(Q)	2,000	238,968	3,026	235,942	DB
Republic of Argentina	06/20/31	1.000%(Q)	2,000	347,286	3,026	344,260	DB
Republic of Chile	06/20/31	1.000%(Q)	2,000	(57,021)	3,026	(60,047)	DB
Republic of Columbia	06/20/31	1.000%(Q)	6,000	285,631	9,078	276,553	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	2,000	17,959	3,026	14,933	DB
Republic of Ecuador	06/20/31	1.000%(Q)	2,000	241,169	3,026	238,143	DB
Republic of El Salvador	06/20/31	1.000%(Q)	2,000	167,885	3,026	164,859	DB
Republic of Guatemala	06/20/31	1.000%(Q)	2,000	8,194	3,026	5,168	DB
Republic of Indonesia	06/20/31	1.000%(Q)	7,000	(45,970)	10,591	(56,561)	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	2,000	120,007	3,026	116,981	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	2,000	(28,124)	3,026	(31,150)	DB
Republic of Kenya	06/20/31	1.000%(Q)	2,000	228,143	3,026	225,117	DB
Republic of Panama	06/20/31	1.000%(Q)	3,000	(20,818)	4,539	(25,357)	DB
Republic of Peru	06/20/31	1.000%(Q)	2,000	(36,096)	3,026	(39,122)	DB
Republic of Philippines	06/20/31	1.000%(Q)	2,000	(26,484)	3,026	(29,510)	DB
Republic of South Africa	06/20/31	1.000%(Q)	7,000	82,304	10,591	71,713	DB
Republic of Turkey	06/20/31	1.000%(Q)	7,000	409,005	10,591	398,414	DB
Sultanate of Oman	06/20/31	1.000%(Q)	2,000	(35,592)	3,026	(38,618)	DB
United Mexican States	06/20/31	1.000%(Q)	7,000	(63,168)	10,591	(73,759)	DB
				$2,084,877	$151,300	$1,933,577

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	100,000	1.501%	$(2,014,129)	$(161,205)	$(1,852,924)	DB
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$7,366	$(825)	$8,191	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,005	$(5,686)	$(2,731)	$(2,955)	BARC
Republic of Panama	03/20/29	1.000%(Q)	1,740	(25,170)	(22,252)	(2,918)	DB
				$(30,856)	$(24,983)	$(5,873)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,330	0.397%	$32,870	$29,671	$3,199	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	230	1.264%	3,329	394	2,935	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		3,098	0.299%	29,011	22,567	6,444	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		2,508	0.299%	23,486	16,129	7,357	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		335	*	5,543	—	5,543	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		733	0.290%	4,399	2,892	1,507	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	105	0.234%	305	46	259	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		4,110	0.288%	24,714	15,433	9,281	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	3,311	0.278%	23,541	16,987	6,554	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,487	0.278%	10,572	6,901	3,671	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		265	*	3,085	—	3,085	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		300	0.897%	7,099	—	7,099	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,215	0.242%	20,167	12,184	7,983	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		1,140	1.364%	(5,854)	(3,418)	(2,436)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		560	1.364%	(2,875)	(551)	(2,324)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	807	0.115%	2,415	563	1,852	JPM
European Investment Bank	12/20/26	—%(Q)		4,076	0.033%	(762)	(1,127)	365	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		540	0.420%	1,285	178	1,107	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.221%	31,140	4,853	26,287	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.128%	19,156	2,939	16,217	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,161	0.047%	8,558	5,798	2,760	BARC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/27	1.000%(Q)		280	0.065%	$3,311	$2,057	$1,254	BARC
Hellenic Republic	12/20/27	1.000%(Q)		210	0.100%	3,315	2,064	1,251	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,030	0.143%	7,032	4,755	2,277	MSI
Kingdom of Norway	12/20/26	—%(Q)		2,810	0.027%	(418)	(769)	351	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		465	0.172%	1,176	190	986	CITI
Kingdom of Spain	06/20/26	0.250%(T)	EUR	2,429	0.016%	1,839	314	1,525	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	1,000	0.027%	(19)	(13)	(6)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	852	0.016%	2,610	467	2,143	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		2,260	0.967%	7,044	(31,965)	39,009	BARC
Morgan Stanley	06/20/26	1.000%(Q)		1,741	0.245%	4,325	807	3,518	JPM
National Bank of Canada	12/20/26	1.000%(Q)		806	0.267%	4,941	3,252	1,689	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		2,202	0.184%	5,551	914	4,637	BARC
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		1,315	*	15,220	12,953	2,267	BOA
Pacific Life	08/20/35	2.500%(Q)		400	2.989%	(11,827)	(1)	(11,826)	GSI
Petroleos Mexicanos	06/20/26	1.000%(T)		735	0.941%	1,516	(167)	1,683	BARC
Petroleos Mexicanos	06/20/26	1.000%(Q)		540	0.941%	1,114	(185)	1,299	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		155	0.941%	320	(39)	359	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		135	0.941%	279	(42)	321	BARC
Republic of Argentina	06/20/26	5.000%(Q)		3,610	0.758%	45,859	(2,818)	48,677	MSI
Republic of Argentina	06/20/26	5.000%(Q)		920	0.758%	11,687	(815)	12,502	MSI
Republic of Chile	06/20/28	1.000%(Q)		253	0.203%	4,539	3,212	1,327	BARC
Republic of Columbia	12/20/26	1.000%(Q)		1,814	0.728%	6,441	1,944	4,497	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		4,500	2.124%	240,418	(23,998)	264,416	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		800	2.843%	49,088	(9,222)	58,310	GSI
Republic of El Salvador	06/20/31	1.000%(Q)		1,793	3.018%	(150,508)	(205,537)	55,029	BARC
Republic of France	12/20/26	0.250%(Q)		2,029	0.065%	3,134	1,687	1,447	BARC
Republic of France	12/20/26	0.250%(Q)		1,664	0.065%	2,570	1,384	1,186	BARC
Republic of France	06/20/27	0.250%(Q)		545	0.094%	1,167	698	469	BARC
Republic of France	12/20/30	0.250%(Q)		1,005	0.259%	116	(5,624)	5,740	BARC
Republic of Italy	06/20/26	—%(Q)		3,609	0.043%	(94)	(144)	50	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,622	0.043%	4,228	890	3,338	BARC
Republic of Italy	06/20/26	—%(Q)		735	0.043%	(19)	(46)	27	BARC
Republic of Italy	09/20/26	1.000%(Q)		5,472	0.046%	27,445	15,911	11,534	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		200	1.052%	279	(317)	596	BARC
Republic of Kazakhstan	12/20/26	1.000%(Q)		356	0.189%	2,340	1,579	761	CITI
Republic of Panama	06/20/26	1.000%(Q)		667	0.342%	1,618	184	1,434	CITI
Republic of Panama	06/20/27	1.000%(Q)		6,217	0.418%	50,437	35,370	15,067	CITI
Republic of Panama	06/20/27	1.000%(Q)		659	0.418%	5,346	3,896	1,450	BARC
Republic of Panama^	03/20/29	1.000%(Q)		1,740	*	7,261	(918)	8,179	DB
Republic of Peru	06/20/28	1.000%(Q)		281	0.321%	4,375	2,950	1,425	BARC
Republic of Romania	12/20/26	1.000%(Q)		111	0.439%	573	300	273	BOA
Republic of Serbia	12/20/30	1.000%(Q)		537	1.319%	(5,937)	(5,526)	(411)	BARC
Republic of Slovakia	12/20/27	1.000%(Q)		405	0.174%	5,928	5,059	869	BARC
Republic of South Africa	12/20/26	1.000%(Q)		802	0.226%	5,103	2,436	2,667	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	1,271	0.074%	3,839	796	3,043	GSI
Siemens AG	06/20/26	1.000%(Q)	EUR	1,026	0.074%	3,100	740	2,360	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.102%	9,821	462	9,359	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		892	0.087%	6,373	4,314	2,059	MSI
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		1,100	0.382%	12,582	9,980	2,602	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		990	1.173%	1,903	(279)	2,182	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		561	0.163%	3,768	2,529	1,239	MSI
State of Israel	06/20/27	1.000%(Q)		1,000	0.164%	10,788	8,121	2,667	CITI
State of Qatar	12/20/26	1.000%(Q)		580	0.116%	4,051	2,775	1,276	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	1,413	0.238%	4,105	800	3,305	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	1,131	0.275%	8,067	5,392	2,675	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR	574	0.075%	(31)	(31)	—	BARC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,436	0.083%	$12,054	$8,714	$3,340	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,470	0.187%	934	135	799	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	3,435	0.128%	27,817	19,069	8,748	GSI
UniCredit SpA	06/20/26	1.000%(T)	EUR	271	0.091%	816	161	655	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		580	0.141%	1,477	239	1,238	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.183%	12,935	1,120	11,815	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,376	0.196%	8,486	1,622	6,864	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,019	0.196%	7,588	1,450	6,138	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		1,611	*	10,342	7,043	3,299	GSI
						$762,722	$24,718	$738,004

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	47,440	0.507%	$706,501	$1,159,350	$452,849
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	10,425	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.250%	$—	$(117,720)	$(117,720)
CHF	2,700	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.056)%	—	(39,153)	(39,153)
GBP	2,715	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	140,149	105,704	(34,445)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	(47,237)	304,381	351,618
GBP	185	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	(2,602)	1,270	3,872
GBP	2,230	02/08/31	3.900%(A)	1 Day SONIA(1)(A)/ 3.730%	(5,421)	26,724	32,145
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(18,372)	75,319	93,691
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(18,242)	72,441	90,683
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.730%	(3,251)	43,020	46,271
GBP	3,840	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(97)	(216,771)	(216,674)
JPY	900,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(456,433)	(456,433)
JPY	540,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(254,972)	(254,972)
MXN	165,805	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(157,671)	(157,671)
MXN	97,465	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(128,718)	(128,718)
NZD	12,895	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.620%	—	(25,858)	(25,858)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.630%	2,035	(86,413)	(88,448)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.630%	(6,688)	190,794	197,482
	16,510	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.630%	—	10,989	10,989
	10,718	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.630%	—	327,898	327,898
	20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.630%	—	(745,135)	(745,135)
	11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.630%	—	630,434	630,434
	1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.630%	748,606	786,636	38,030
	23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.630%	339,586	938,682	599,096
	15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.630%	—	1,174,137	1,174,137
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.630%	(399,319)	474,769	874,088
	22,454	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.630%	—	59	59
					$729,147	$2,934,413	$2,205,266

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).